Summary of Significant Accounting Policies (Details) - Schedule of Intangible Assets and Accumulated Amortization	Dec. 31, 2023
Schedule Of Intangible Assets And Accumulated Amortization Abstract
Intangible assets of amortized estimated useful life	5 years